Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	Amended Filing to correct Growth of 10k charts
Registrant Name	FENIMORE ASSET MANAGEMENT TRUST
Entity Central Index Key	0000797136
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000030126
Shareholder Report [Line Items]
Fund Name	FAM VALUE FUND
Class Name	INVESTOR SHARES
Trading Symbol	FAMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FAM Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	www.fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$58	1.17%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%
Line Graph [Table Text Block]
	FAM Value Fund - Investor	S&P 500® Index	Russell Midcap® Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,777	$10,742	$10,663
Jun-2016	$11,041	$11,171	$10,723
Jun-2017	$12,772	$13,170	$12,490
Jun-2018	$14,256	$15,064	$14,030
Jun-2019	$16,028	$16,633	$15,128
Jun-2020	$15,307	$17,881	$14,789
Jun-2021	$21,337	$25,175	$22,154
Jun-2022	$18,456	$22,503	$18,322
Jun-2023	$21,430	$26,912	$21,057
Jun-2024	$24,539	$33,521	$23,768

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
FAM Value Fund - Investor	5.78%	14.51%	8.89%	9.39%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Russell Midcap® Index	4.96%	12.88%	9.46%	9.04%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 1,660,453,936
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 7,432,809
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,660,453,936 Number of Portfolio Holdings29 Advisory Fee (net of waivers)$7,432,809 Portfolio turnover2%
Holdings [Text Block]

Composition of Net Assets

Value	Value
Other	-0.1%
Food Products	0.9%
Oil, Gas & Consumable Fuels	1.8%
Professional Services	2.0%
Life Sciences Tools & Services	2.4%
Hotels, Restaurants & Leisure	2.7%
Trading Companies & Distributors	3.0%
Money Market	3.2%
Diversified Financial Services	3.2%
Banks	3.5%
Health Care Equipment & Supplies	4.3%
Construction Materials	4.5%
Capital Markets	4.9%
Semiconductors & Semiconductor Equipment	5.3%
Machinery	11.9%
Specialty Retail	12.0%
Insurance	17.1%
Electronic Equipment, Instruments & Components	17.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brown & Brown, Inc.	7.8%
CDW Corporation	7.5%
Ross Stores, Inc.	7.1%
IDEX Corporation	5.2%
Markel Group, Inc.	5.1%
Amphenol Corporation - Class A	4.7%
Vulcan Materials Company	4.5%
Stryker Corporation	4.3%
Progressive Corporation (The)	4.2%
Brookfield Corporation - Class A	4.0%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2024.
C000164665
Shareholder Report [Line Items]
Fund Name	FAM VALUE FUND
Class Name	INSTITUTIONAL SHARES
Trading Symbol	FAMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FAM Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	www.fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
FAM Value Fund - Institutional Shares	5.87%	14.72%	9.10%	9.54%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Russell Midcap® Index	4.96%	12.88%	9.46%	9.04%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 1,660,453,936
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 7,432,809
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,660,453,936 Number of Portfolio Holdings29 Advisory Fee (net of waivers)$7,432,809 Portfolio turnover2%
Holdings [Text Block]

Composition of Net Assets

Value	Value
Other	-0.1%
Food Products	0.9%
Oil, Gas & Consumable Fuels	1.8%
Professional Services	2.0%
Life Sciences Tools & Services	2.4%
Hotels, Restaurants & Leisure	2.7%
Trading Companies & Distributors	3.0%
Money Market	3.2%
Diversified Financial Services	3.2%
Banks	3.5%
Health Care Equipment & Supplies	4.3%
Construction Materials	4.5%
Capital Markets	4.9%
Semiconductors & Semiconductor Equipment	5.3%
Machinery	11.9%
Specialty Retail	12.0%
Insurance	17.1%
Electronic Equipment, Instruments & Components	17.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brown & Brown, Inc.	7.8%
CDW Corporation	7.5%
Ross Stores, Inc.	7.1%
IDEX Corporation	5.2%
Markel Group, Inc.	5.1%
Amphenol Corporation - Class A	4.7%
Vulcan Materials Company	4.5%
Stryker Corporation	4.3%
Progressive Corporation (The)	4.2%
Brookfield Corporation - Class A	4.0%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2024.
C000030128
Shareholder Report [Line Items]
Fund Name	FAM DIVIDEND FOCUS FUND
Class Name	INVESTOR SHARES
Trading Symbol	FAMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FAM Dividend Focus Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	www.fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$60	1.21%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
Line Graph [Table Text Block]
	FAM Dividend Focus Fund - Investor Shares	S&P 500® Index	Russell Midcap® Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,292	$10,742	$10,663
Jun-2016	$11,037	$11,171	$10,723
Jun-2017	$12,910	$13,170	$12,490
Jun-2018	$14,353	$15,064	$14,030
Jun-2019	$17,172	$16,633	$15,128
Jun-2020	$16,828	$17,881	$14,789
Jun-2021	$23,674	$25,175	$22,154
Jun-2022	$20,664	$22,503	$18,322
Jun-2023	$25,164	$26,912	$21,057
Jun-2024	$29,165	$33,521	$23,768

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
FAM Dividend Focus Fund - Investor Shares	7.41%	15.90%	11.18%	11.30%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Russell Midcap® Index	4.96%	12.88%	9.46%	9.04%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 751,252,575
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 3,258,778
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$751,252,575 Number of Portfolio Holdings28 Advisory Fee $3,258,778 Portfolio turnover4%
Holdings [Text Block]

Composition of Net Assets

Value	Value
Capital Markets	0.8%
Food Products	1.0%
Life Sciences Tools & Services	1.7%
Industrial Conglomerates	1.9%
Distributors	2.2%
Professional Services	2.5%
Containers & Packaging	2.9%
Machinery	3.6%
Commercial Services & Supplies	3.7%
Aerospace & Defense	3.9%
Money Market	3.9%
Commercial Support Services	4.0%
Trading Companies & Distributors	4.6%
Specialty Retail	4.6%
Construction Materials	7.0%
Insurance	7.2%
Health Care Equipment & Supplies	7.4%
Electronic Equipment, Instruments & Components	7.8%
Building Products	8.8%
Semiconductors & Semiconductor Equipment	10.0%
IT Services	10.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Trane Technologies plc	8.8%
Arthur J. Gallagher & Company	7.2%
CDW Corporation	6.5%
Microchip Technology, Inc.	5.1%
Entegris, Inc.	4.8%
Stryker Corporation	4.8%
Ross Stores, Inc.	4.7%
Broadridge Financial Solutions, Inc.	4.2%
Republic Services, Inc.	4.0%
HEICO Corporation - Class A	3.9%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2024.
C000110096
Shareholder Report [Line Items]
Fund Name	FAM SMALL CAP FUND
Class Name	INVESTOR SHARES
Trading Symbol	FAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FAM Small Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	www.fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	FAM Small Cap Fund - Investor Shares	S&P 500® Index	Russell 2000® Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,823	$10,742	$10,649
Jun-2016	$10,882	$11,171	$9,932
Jun-2017	$12,607	$13,170	$12,375
Jun-2018	$13,909	$15,064	$14,549
Jun-2019	$13,813	$16,633	$14,067
Jun-2020	$12,743	$17,881	$13,135
Jun-2021	$19,638	$25,175	$21,283
Jun-2022	$17,927	$22,503	$15,920
Jun-2023	$20,648	$26,912	$17,879
Jun-2024	$22,349	$33,521	$19,677

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
FAM Small Cap Fund - Investor Shares	-0.04%	8.24%	10.10%	8.37%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Russell 2000® Total Return Index	1.73%	10.06%	6.94%	7.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 370,605,011
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,660,258
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$370,605,011 Number of Portfolio Holdings29 Advisory Fee $1,660,258 Portfolio turnover6%
Holdings [Text Block]

Composition of Net Assets

Value	Value
Other	-0.1%
Specialty Retail	2.2%
IT Services	2.4%
Media	2.6%
Real Estate Owners & Developers	2.6%
Trading Companies & Distributors	3.1%
Road & Rail	3.3%
Health Care Facilities & Services	3.3%
Food Products	3.4%
Chemicals	3.6%
Gas Utilities	3.9%
Machinery	4.7%
Money Market	5.7%
Software	5.9%
Insurance	6.1%
Diversified Consumer Services	6.4%
Hotels, Restaurants & Leisure	7.5%
Real Estate Management & Development	8.0%
Banks	9.4%
Professional Services	16.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CBIZ, Inc.	7.0%
ExlService Holdings, Inc.	5.4%
Colliers International Group, Inc.	5.0%
Dutch Bros, Inc. - Class A	4.1%
Trisura Group Ltd.	4.0%
Pinnacle Financial Partners, Inc.	4.0%
Brookfield Infrastructure Corporation - Class A	4.0%
Exponent, Inc.	3.6%
Element Solutions, Inc.	3.6%
Choice Hotels International, Inc.	3.4%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2024.
C000164667
Shareholder Report [Line Items]
Fund Name	FAM SMALL CAP FUND
Class Name	INSTITUTIONAL SHARES
Trading Symbol	FAMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FAM Small Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.
Additional Information Phone Number	(800) 932-3271
Additional Information Email	info@fenimoreasset.com
Additional Information Website	www.fenimoreasset.com/resources/reports/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
FAM Small Cap Fund - Institutional Shares	0.04%	8.33%	10.21%	8.48%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Russell 2000® Total Return Index	1.73%	10.06%	6.94%	7.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 370,605,011
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,660,258
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$370,605,011 Number of Portfolio Holdings29 Advisory Fee $1,660,258 Portfolio turnover6%
Holdings [Text Block]

Composition of Net Assets

Value	Value
Other	-0.1%
Specialty Retail	2.2%
IT Services	2.4%
Media	2.6%
Real Estate Owners & Developers	2.6%
Trading Companies & Distributors	3.1%
Road & Rail	3.3%
Health Care Facilities & Services	3.3%
Food Products	3.4%
Chemicals	3.6%
Gas Utilities	3.9%
Machinery	4.7%
Money Market	5.7%
Software	5.9%
Insurance	6.1%
Diversified Consumer Services	6.4%
Hotels, Restaurants & Leisure	7.5%
Real Estate Management & Development	8.0%
Banks	9.4%
Professional Services	16.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CBIZ, Inc.	7.0%
ExlService Holdings, Inc.	5.4%
Colliers International Group, Inc.	5.0%
Dutch Bros, Inc. - Class A	4.1%
Trisura Group Ltd.	4.0%
Pinnacle Financial Partners, Inc.	4.0%
Brookfield Infrastructure Corporation - Class A	4.0%
Exponent, Inc.	3.6%
Element Solutions, Inc.	3.6%
Choice Hotels International, Inc.	3.4%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2024.